Net finance income (expense)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Net finance income (expense)

12.	Net finance income (expense)

	2024	2023	2022
Finance income	1,954	2,169	1,832
Income from investments and marketable securities (Government Bonds)	1,507	1,657	1,159
Other finance income	447	512	673
Finance expenses	(5,957)	(3,922)	(3,500)
Interest on finance debt	(2,146)	(2,264)	(2,363)
Unwinding of discount on lease liability	(2,265)	(1,785)	(1,340)
Capitalized borrowing costs	1,570	1,290	1,032
Unwinding of discount on the provision for decommissioning costs	(1,000)	(857)	(519)
Tax settlement programs - federal taxes (1)	(1,785)	−	−
Other finance expenses	(331)	(306)	(310)
Foreign exchange gains (losses) and indexation charges	(11,104)	(580)	(2,172)
Foreign exchange gains (losses) (2)	(8,459)	2,268	1,022
Real x U.S. dollar	(8,503)	2,396	1,089
Other currencies	44	(128)	(67)
Reclassification of hedge accounting to the Statement of Income (2)	(2,992)	(3,763)	(4,871)
Tax settlement programs - federal taxes (1)	(267)	−	−
Indexation to the Selic interest rate of anticipated dividends and dividends payable	(282)	(299)	994
Legal agreement with Eletrobras - compulsory loans	−	236	−
Recoverable taxes inflation indexation income	92	204	86
Other foreign exchange gains and indexation charges, net	804	774	597
Total	(15,107)	(2,333)	(3,840)
(1) For more information, see note 17.
(2) For more information, see notes 33.4.1.a and 33.4.1.c.